Document And Entity Information	Mar. 29, 2024
Document Information [Line Items]
Entity, Registrant Name	SPDR® GOLD TRUST
Document, Type	8-K
Document, Period End Date	Mar. 29, 2024
Entity, Incorporation, State or Country Code	NY
Entity, File Number	001-32356
Entity, Tax Identification Number	81-6124035
Entity, Address, Address Line One	685 Third Avenue
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	317-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	SPDR® Gold Trust
Trading Symbol	GLD®
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001222333